Income taxes - Pre-tax income (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Pre-tax income	¥ 1,749,990,796	$ 250,245,356	¥ 1,894,330,096	¥ 1,468,577,989
Cayman Islands entity
Income taxes
Pre-tax income	(7,544,222)	(1,078,809)	(7,595,959)	(3,703,756)
Hong Kong entities
Income taxes
Pre-tax income	(10,827,886)	(1,548,367)	11,787,138	1,137,814
Chinese Mainland entities
Income taxes
Pre-tax income	¥ 1,768,362,904	$ 252,872,532	¥ 1,890,138,917	¥ 1,471,143,931